Average Annual Total Returns		12 Months Ended	50 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.29%	13.00%
FT Vest U.S. Equity Deep Buffer ETF - August
Prospectus [Line Items]
Average Annual Return, Percent		13.75%	3.98%
Performance Inception Date	Nov. 06, 2019
FT Vest U.S. Equity Deep Buffer ETF - August | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.75%	3.98%
FT Vest U.S. Equity Deep Buffer ETF - August | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.14%	3.08%